Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Product revenue	$ 240,320	$ 172,987	$ 97,844
Service and other revenue	6,743	4,407	5,460
Revenue	247,063	177,394	103,304
Cost of revenue and expenses:
Cost of product revenue	182,916	141,030	85,232
Research and development	51,057	55,938	52,777
General and administrative	47,628	44,880	35,201
Sales and marketing	16,776	18,556	17,496
Restructuring costs (note 14)	1,682	19,000	0
Foreign exchange (gain) loss	562	6,565	(11,601)
Depreciation and amortization (notes 10 and 11)	9,826	11,244	11,736
Impairments on long lived assets, net (note 10)	1,550	4,843	22,722
Cost of revenue and expenses	311,997	302,056	213,563
Loss from operations	(64,934)	(124,662)	(110,259)
Income from investments accounted for by the equity method	12,514	5,838	17,551
Interest on long-term debt and amortization of discount	(14,487)	(10,773)	(5,529)
Bargain purchase gain from acquisition (note 5)	0	35,808	0
Interest and other income (expense), net of bank charges	1,377	(1,656)	(186)
Loss before income taxes	(65,530)	(95,445)	(98,423)
Income tax expense (recovery) (note 19):
Current	(2,780)	1,610	1,245
Deferred	(1,644)	2,340	(514)
Income tax expense (recovery)	(4,424)	3,950	731
Net loss from continuing operations	(61,106)	(99,395)	(99,154)
Net income from discontinued operations (note 6)	51,127	1,822	0
Net loss for the year	(9,979)	(97,573)	(99,154)
Other comprehensive income (loss):
Cumulative translation adjustment	11,382	1,295	(16,889)
Comprehensive (gain) loss	$ 1,403	$ (96,278)	$ (116,043)
Income (Loss) per share, basic:
Income (loss) from continuing operations, per share	$ (0.51)	$ (1.09)	$ (1.55)
Income (loss) from discontinued operation, per basic share	0.43	0.02	0.00
Income (Loss) per share, diluted:
Net income (loss) per share	$ (0.08)	$ (1.07)	$ (1.55)
Weighted average common shares outstanding:
Weighted average common shares outstanding, basic	119,558,566	91,028,504	64,109,703